                        SUPPLEMENT DATED JULY 1, 1999 TO

                        PROSPECTUS DATED MAY 1, 1999 FOR

                       DEFERRED VARIABLE ANNUITY CONTRACTS

                                    ISSUED BY

                        NATIONWIDE LIFE INSURANCE COMPANY

                                   THROUGH ITS

                         NATIONWIDE VARIABLE ACCOUNT - 9

THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR PROSPECTUS. PLEASE READ IT AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.


1. INFORMATION FOR THE FOLLOWING UNDERLYING MUTUAL FUNDS CONTAINED IN THE "UNDERLYING MUTUAL FUND ANNUAL EXPENSES" TABLE LOCATED ON PAGES 8 THROUGH 9 OF YOUR PROSPECTUS, IS AMENDED AS FOLLOWS:

                                      UNDERLYING MUTUAL FUND ANNUAL EXPENSES
            (AS A PERCENTAGE OF UNDERLYING MUTUAL FUND AVERAGE NET ASSETS, AFTER EXPENSE REIMBURSEMENT)
--------------------------------------------------------------------------------------------------------------------
                                                           Management       Other         12b-1      Total Mutual
                                                              Fees         Expenses       Fees      Fund Expenses
--------------------------------------------------------------------------------------------------------------------
Morgan Stanley Dean Witter Universal Funds, Inc. -            0.27%         1.03%          0.00%       1.30%
Emerging Markets Debt Portfolio
--------------------------------------------------------------------------------------------------------------------
NSAT Capital Appreciation Fund                                0.58%         0.22%          0.00%       0.80%
--------------------------------------------------------------------------------------------------------------------
NSAT Government Bond Fund                                     0.44%         0.22%          0.00%       0.66%
--------------------------------------------------------------------------------------------------------------------
NSAT Money Market Fund                                        0.34%         0.21%          0.00%       0.55%
--------------------------------------------------------------------------------------------------------------------
NSAT Total Return Fund                                        0.57%         0.21%          0.00%       0.78%
--------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Balanced Fund                                 0.54%         0.36%          0.00%       0.90%
--------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Equity Income Fund                            0.45%         0.50%          0.00%       0.95%
--------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Global Equity Fund                            0.59%         0.61%          0.00%       1.20%
--------------------------------------------------------------------------------------------------------------------
NSAT Nationwide High Income Bond Fund                         0.48%         0.47%          0.00%       0.95%
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NSAT Nationwide Multi-Sector Bond Fund                        0.54%         0.36%          0.00%       0.90%
--------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Select Advisers Mid Cap Fund                  0.56%         0.64%          0.00%       1.20%
--------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Select Advisers Small Cap Growth Fund         0.57%         0.73%          0.00%       1.30%
--------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Small Cap Value Fund                          0.47%         0.58%          0.00%       1.05%
--------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Small Company Fund                            1.00%         0.25%          0.00%       1.25%
--------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Strategic Growth Fund                         0.20%         0.80%          0.00%       1.00%
--------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Strategic Value Fund                          0.52%         0.48%          0.00%       1.00%
--------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust - Worldwide Emerging        0.69%         0.61%          0.00%       1.30%
Markets Fund
--------------------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust - Morgan Stanley Real        1.00%         0.08%          0.00%       1.08%
Estate Securities Portfolio
--------------------------------------------------------------------------------------------------------------------

The expenses shown above are deducted by the underlying mutual fund before it provides Nationwide with the daily net asset value. Nationwide then deducts applicable variable account charges from the net asset value to calculate the unit value of the corresponding sub-account. The management fees and other expenses are more fully described in the prospectus for each underlying mutual fund. Information relating to the underlying mutual funds was provided by the underlying mutual funds and not independently verified by Nationwide.

Some underlying mutual funds are subject to fee waivers and expense reimbursements. The following chart shows what the expenses would have been for such funds without fee waivers and expense reimbursements.

--------------------------------------------------------------------------------------------------------------------
                                                                Management      Other        12b-1      Total Mutual
                                                                   Fees       Expenses       Fees       Fund Expenses
--------------------------------------------------------------------------------------------------------------------
Morgan Stanley Dean Witter Universal Funds, Inc. -             0.80%         1.25%        0.00%        2.05%
Emerging Markets Debt Portfolio
--------------------------------------------------------------------------------------------------------------------
NSAT Capital Appreciation Fund                                 0.60%         0.22%        0.00%        0.82%
--------------------------------------------------------------------------------------------------------------------
NSAT Government Bond Fund                                      0.50%         0.22%        0.00%        0.72%
--------------------------------------------------------------------------------------------------------------------
NSAT Money Market Fund                                         0.40%         0.21%        0.00%        0.61%
--------------------------------------------------------------------------------------------------------------------
NSAT Total Return Fund                                         0.59%         0.21%        0.00%        0.80%
--------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Balanced Fund                                  0.75%         0.36%        0.00%        1.11%
--------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Equity Income Fund                             0.80%         0.50%        0.00%        1.30%
--------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Global Equity Fund                             1.00%         0.61%        0.00%        1.61%
--------------------------------------------------------------------------------------------------------------------
NSAT Nationwide High Income Bond Fund                          0.80%         0.47%        0.00%        1.27%
--------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Multi-Sector Bond Fund                         0.75%         0.36%        0.00%        1.11%
--------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Select Advisers Mid Cap Fund                   1.05%         0.64%        0.00%        1.69%
--------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Select Advisers Small Cap Growth Fund          1.10%         0.73%        0.00%        1.83%
--------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Small Cap Value Fund                           0.90%         0.58%        0.00%        1.48%
--------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Strategic Growth Fund                          0.90%         0.80%        0.00%        1.70%
--------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Strategic Value Fund                           0.90%         0.48%        0.00%        1.38%
--------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust - Worldwide Emerging         1.00%         0.61%        0.00%        1.61%
Markets Fund
--------------------------------------------------------------------------------------------------------------------

2. INFORMATION FOR THE FOLLOWING UNDERLYING MUTUAL FUNDS CONTAINED IN THE "EXAMPLE" CHART LOCATED ON PAGES 10 THROUGH 12 OF YOUR PROSPECTUS, IS AMENDED AS FOLLOWS:

EXAMPLE

The following chart shows the amount of expenses (in dollars) that would be incurred under this contract assuming a $1,000 investment, 5% annual return, and no change in expenses. These dollar figures are illustrative only and should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown below.

The example reflects expenses of both the variable account and the underlying mutual funds. The example reflects the standard 7 year CDSC schedule and the maximum amount of variable account charges that could be assessed to a contract (1.50%). These variable account charges include:

-      the Additional Withdrawal Without Charge and Disability Waiver;
-      the 10 Year and Disability Waiver;
-      the Hardship Waiver; and
-      the Optional 5% Enhanced Death Benefit.
The example reflects the Contract Maintenance Charge, expressed as a percentage of average account value. Since the average contract value is greater than $1,000, the expense effect of the Contract Maintenance Charge is reduced accordingly.

For those contracts that do not elect the maximum number of options, the expenses would be reduced. Deductions for premium taxes are not reflected but may apply.

The maximum amount that could be assessed to a Non-Qualified Contract or Individual Retirement Annuity is 1.30% of the daily net assets of the variable account. For a contract issued as a Roth IRA, the maximum amount that could be assessed is 1.45% of the daily net assets of the variable account.

The summary of contract expenses and example are to help contract owners understand the expenses associated with the contract.

--------------------------------------------------------------------------------------------------------------------------
                              If you surrender your contract  If you do not surrender your  If you annuitize your contract
                               at the end of the applicable   contract at the end of the     at the end of the applicable
                                      time period               applicable time period              time period
--------------------------------------------------------------------------------------------------------------------------
                              1 Yr.  3 Yrs.  5 Yrs. 10 Yrs.  1 Yr.  3 Yrs 5 Yrs.  10 Yrs.  1 Yr. 3 Yrs.  5 Yrs.  10 Yrs.
--------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Dean Witter     104     185    258     452      44    134    224     452      *     134    224      452
Universal Funds, Inc. -
Emerging Markets Debt
Portfolio
--------------------------------------------------------------------------------------------------------------------------
NSAT Capital Appreciation       99     169    232     404      39    118    198     404      *     118    198      404
Fund
--------------------------------------------------------------------------------------------------------------------------
NSAT Government Bond Fund       97     165    225     390      38    114    191     390      *     114    191      390
--------------------------------------------------------------------------------------------------------------------------
NSAT Money Market Fund          96     161    220     379      37    110    186     379      *     110    186      379
--------------------------------------------------------------------------------------------------------------------------
NSAT Total Return Fund          98     169    231     402      39    118    197     402      *     118    197      402
--------------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Balanced Fund  100     172    238     414      40    121    404     414      *     121    204      414
--------------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Equity         100     174    240     419      41    123    206     419      *     123    206      419
Income Fund
--------------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Global         103     182    253     442      43    131    219     442      *     131    219      442
Equity Fund
--------------------------------------------------------------------------------------------------------------------------
NSAT Nationwide High Income    100     174    240     419      41    123    206     419      *     123    206      419
Bond Fund
--------------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Multi-Sector   100     172    238     414      40    121    204     414      *     121    204      414
Bond Fund
--------------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Select         103     182    253     442      43    131    219     442      *     131    219      442
Advisers Mid Cap Fund
--------------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Select         104     185    258     452      44    134    224     452      *     134    224      452
Advisers Small Cap Growth
Fund
--------------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Small Cap      101     177    245     428      42    126    211     428      *     126    211      428
Value Fund
--------------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Small          103     183    255     447      44    132    221     447      *     132    221      447
Company Fund
--------------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Strategic      101     175    243     424      41    124    209     424      *     124    209      424
Growth Fund
--------------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Strategic      101     175    243     424      41    124    209     424      *     124    209      424
Value Fund
--------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance    104     185    258     452      44    134    224     452      *     134    224      452
Trust - Worldwide Emerging
Markets Fund
--------------------------------------------------------------------------------------------------------------------------
Van Kampen Life Investment     102     178    247     431      42    127    213     431      *     127    213      431
Trust - Morgan Stanley Real
Estate Securities Portfolio
--------------------------------------------------------------------------------------------------------------------------

3. THE 1ST PARAGRAPH OF THE "DOLLAR COST AVERAGING" PROVISION LOCATED ON PAGE 29 OF YOUR PROSPECTUS IS AMENDED TO DELETE THE FOLLOWING SENTENCE:

     "Contract owners may participate in this program if their contract value is $15,000 or more."